SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING SPECIALTY FUNDS
For the Allspring Discovery Innovation Fund
Allspring Utility and Telecommunications Fund
(each a “Fund”, together the “Funds”)

I. Prospectus

Effective immediately, Nicholas Birk is added as a portfolio manager to the Allspring Discovery Innovation Fund.

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Nicholas Birk, Portfolio Manager / 2024 Michael T. Smith, Portfolio Manager / 2022 Christopher J. Warner, CFA, Portfolio Manager / 2022

Effective immediately, Andy Smith is added as a portfolio manager to the Allspring Utility and Telecommunications Fund.

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kent Newcomb, CFA, Portfolio Manager / 2019 Andy Smith, CFA Portfolio Manager / 2024 Jack Spudich, CFA, Portfolio Manager / 2019

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Nicholas Birk Discovery Innovation Fund

Mr. Birk joined Allspring Investments or one of its predecessor firms in 2013, where he currently serves as a Portfolio Manager for the Fund and as a Senior Research Analyst for the Discovery Growth Equity team.

Andy Smith, CFA Utility and Telecommunications Fund

Mr. Smith joined Allspring Investments or one of its predecessor firms in 2020, where he currently serves as a Portfolio Manager for the Rising Dividend Equity team. Prior to 2020, Mr. Smith worked at Edward Jones since 2007.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Allspring Investments
Nicholas Birk[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0

Allspring Investments
Nicholas Birk[1]	Registered Investment Companies
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Nicholas Birk became a portfolio manager of the Fund on January 24, 2024. The information presented in this table is as of March 31, 2023, at which time Nicholas Birk was not a portfolio manager of the Fund.

Andy Smith, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Andy Smith became a portfolio manager of the Fund on January 24, 2024. The information presented in this table is as of March 31, 2023, at which time Andy Smith was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Allspring Investments[1]
Nicholas Birk	Discovery Innovation Fund	$0[2]
Andy Smith	Utility and Telecommunications Fund	$0[3]
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Nicholas Birk became a portfolio manager of the Fund on January 24, 2024. The information presented in this table is as of March 31, 2023, at which time Nicholas Birk was not a portfolio manager of the Fund.
3.	Andy Smith became a portfolio manager of the Fund on January 24, 2024. The information presented in this table is as of March 31, 2023, at which time Andy Smith was not a portfolio manager of the Fund.

January 24, 2024	SUP1600 01-24